INTANGIBLE ASSETS, NET - Amortization for Intangible Assets (Details) - Intangible assets excluding brand names and master brand agreement ¥ in Millions	Jun. 30, 2025 CNY (¥)
Estimated amortization expense
Remainder of 2025	¥ 16
2026	28
2027	25
2028	21
2029	19
Thereafter	117
Total	¥ 226